Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	THOMPSON IM FUNDS, INC.
Entity Central Index Key	0000795264
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Thompson LargeCap Fund
Shareholder Report [Line Items]
Fund Name	Thompson LargeCap Fund
Class Name	Thompson LargeCap Fund
Trading Symbol	THPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thompson LargeCap Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.thompsonim.com/forms/index.html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.
Additional Information Phone Number	1-800-999-0887
Additional Information Email	thompsonimfunds@usbank.com
Additional Information Website	http://www.thompsonim.com/forms/index.html
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment^
Thompson LargeCap Fund	$48	0.99%

^	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%	[1]
Net Assets	$ 165,044,198
Holdings Count | Holding	75
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2025)
Net Assets	$ 165,044,198
Number of Holdings	75
Portfolio Turnover	6%

Holdings [Text Block]
Sector Weightings	(%)
Information Technology	23.9%
Financials	18.0%
Health Care	17.8%
Communication Services	15.3%
Consumer Staples	6.9%
Consumer Discretionary	5.1%
Industrials	4.1%
Energy	3.1%
Materials	2.2%
Cash & Other	3.6%

Largest Holdings [Text Block]
Top Holdings	(%)
Alphabet Inc. Class A	5.3%
Microsoft Corp.	5.0%
Warner Bros. Discovery, Inc.	3.3%
Apple Inc.	2.7%
Visa Inc. Class A	2.4%
Meta Platforms, Inc. Class A	2.3%
Exact Sciences Corp.	2.3%
UnitedHealth Group Inc.	2.2%
Pfizer Inc.	2.1%
Citigroup Inc.	2.0%

Updated Prospectus Phone Number	1-800-999-0887
Updated Prospectus Email Address	thompsonimfunds@usbank.com
Updated Prospectus Web Address	http://www.thompsonim.com/forms/index.html
Thompson MidCap Fund
Shareholder Report [Line Items]
Fund Name	Thompson MidCap Fund
Class Name	Thompson MidCap Fund
Trading Symbol	THPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thompson MidCap Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.thompsonim.com/forms/index.html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.
Additional Information Phone Number	1-800-999-0887
Additional Information Email	thompsonimfunds@usbank.com
Additional Information Website	http://www.thompsonim.com/forms/index.html
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment^
Thompson MidCap Fund	$56	1.15%

^	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%	[2]
Net Assets	$ 47,701,480
Holdings Count | Holding	80
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2025)
Net Assets	$47,701,480
Number of Holdings	80
Portfolio Turnover	10%

Holdings [Text Block]
Sector Weightings	(%)
Financials	18.3%
Information Technology	15.0%
Industrials	14.1%
Health Care	13.9%
Consumer Discretionary	9.6%
Real Estate	6.8%
Communication Services	6.6%
Consumer Staples	5.6%
Utilities	3.6%
Cash & Other	6.5%

Largest Holdings [Text Block]
Top Holdings	(%)
Warner Bros. Discovery, Inc.	3.2%
Concentrix Corp.	2.9%
O-I Glass, Inc.	2.7%
Exact Sciences Corp.	2.6%
Neurocrine Biosciences, Inc.	2.5%
Calix, Inc.	2.3%
Viatris Inc.	2.1%
Infineon Technologies A.G. ADR	2.0%
LKQ Corp.	2.0%
Flagstar Financial, Inc.	2.0%

Updated Prospectus Phone Number	1-800-999-0887
Updated Prospectus Email Address	thompsonimfunds@usbank.com
Updated Prospectus Web Address	http://www.thompsonim.com/forms/index.html
Thompson Bond Fund
Shareholder Report [Line Items]
Fund Name	Thompson Bond Fund
Class Name	Thompson Bond Fund
Trading Symbol	THOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thompson Bond Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.thompsonim.com/forms/index.html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.
Additional Information Phone Number	1-800-999-0887
Additional Information Email	thompsonimfunds@usbank.com
Additional Information Website	http://www.thompsonim.com/forms/index.html
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment^
Thompson Bond Fund	$37	0.73%

^	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[3]
Net Assets	$ 1,654,433,466
Holdings Count | Holding	432
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2025)
Net Assets	$1,654,433,466
Number of Holdings	432
Portfolio Turnover	10%
Average Credit Quality+	BBB
Effective Duration	2.44 yrs

Holdings [Text Block]
Asset Allocation	(%)
Corporate Bonds	64.3%
Commercial Mortgage- Backed Securities	12.0%
Asset-Backed Securities	11.1%
U.S. Government & Agency Securities	9.5%
U.S. Government Agency Mortgage-Backed Securities	2.0%
Net Other Assets & Liabilities	1.1%

Credit Rating Description+	(%)
AAA	0.4%
AA	12.2%
A	11.4%
BBB	58.4%
BB and Below	15.2%
Not Rated	1.3%
Net Other Assets & Liabilities	1.1%

+	Ratings provided by Standard & Poor’s, Moody’s, and Fitch. When ratings are available from multiple rating agencies, a conservative methodology is to be adopted: For cases where there are three distinct ratings available, use the middle-quality rating (dropping the highest and lowest ratings); if two different ratings are available, use the lower rating; if only one agency rates a holding, then use that rating. For certain securities that are not rated by any of these three agencies, credit ratings from other agencies may be used. For cases where there is not a rating available from any agency, the holding is classified as Not Rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).

Credit Quality Explanation [Text Block]	Ratings provided by Standard & Poor’s, Moody’s, and Fitch. When ratings are available from multiple rating agencies, a conservative methodology is to be adopted: For cases where there are three distinct ratings available, use the middle-quality rating (dropping the highest and lowest ratings); if two different ratings are available, use the lower rating; if only one agency rates a holding, then use that rating. For certain securities that are not rated by any of these three agencies, credit ratings from other agencies may be used. For cases where there is not a rating available from any agency, the holding is classified as Not Rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).
Largest Holdings [Text Block]
Top 10 Issuers	(%)
U.S. Treasury Bills	6.6%
Lincoln National Corp.	2.7%
U.S. Treasury Bonds	2.1%
JPMBB Commercial Mortgage Securities Trust	1.7%
Wells Fargo Commercial Mortgage Trust	1.5%
Coinstar Funding, LLC	1.4%
Labrador Aviation Finance Ltd.	1.3%
COMM Mortgage Trust	1.3%
Ginnie Mae REMIC Trust	1.3%
WFRBS Commercial Mortgage Trust	1.3%

Updated Prospectus Phone Number	1-800-999-0887
Updated Prospectus Email Address	thompsonimfunds@usbank.com
Updated Prospectus Web Address	http://www.thompsonim.com/forms/index.html

[1]	Annualized
[2]	Annualized
[3]	Annualized